Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment Information

5. Segment Information

Management identifies two operating segments, based on the internal organization and reporting structure of Stevanato Group. The criteria used to identify the Group’s operating segments are consistent with the way the chief operating decision-maker (identified in the Chief Executive Officer of Stevanato Group) assigns resources and monitors performances. They are:

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Biopharmaceutical and Diagnostic Solutions, which includes the products, processes and services developed and provided in connection with the containment and delivery of pharmaceutical and biotechnology drugs and reagents (such as vials, cartridges, syringes and drug delivery systems like pen injectors, auto injectors and wearables), as well as the production of diagnostic consumables. This segment deals mainly with the development and manufacturing of Drug Containment Solutions (DCS), In-Vitro Diagnostic Solutions (IVD) and Drug Delivery Systems (DDS). The business model is particularly complex as it requires constant cooperation with each customer for the development of the specific products they need, and it is based on sophisticated technical and industrial processes. It comprises also analytical services and regulatory support that the Group provides to its customer focused on investigating the physiochemical properties of primary packaging materials and components and studying the interactions between drug containment solutions and the drugs they will contain.
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Engineering, which includes the equipment and technologies developed and provided to support the end-to-end pharmaceutical, biotechnology and diagnostic manufacturing processes (assembly, visual inspection, packaging and serialization and glass converting). The Engineering Segment designs, develops and produces equipment and machinery for both in-house use and the sale to customers. The Group assembles equipment and machinery and develops the software necessary for its functioning in addition to working closely with the customers to install the machinery and equipment in their production sites, ensuring they are correctly calibrated and properly functioning. The after-sales services, mainly consists in the provision of spare parts for our machinery and equipment as well as maintenance activity on the machines sold.

The operating segments described above are also identified as reportable segments.

	At and for the year ended December 31, 2023
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	879,288	206,066	1,085,354	—	1,085,354
Inter-segment	2,049	166,741	168,790	(168,790)	—
Total revenue	881,337	372,807	1,254,144	(168,790)	1,085,354
Cost of sales	591,107	294,550	885,657	(140,196)	745,461
Gross Profit	290,230	78,257	368,487	(28,594)	339,893

Other operating income	10,630	16	10,646	(223)	10,423
Selling and marketing expenses	20,970	3,948	24,918	60	24,978
Research and development expenses	27,653	7,420	35,073	599	35,672
General and administrative expenses	64,658	13,290	77,948	10,998	88,946
Operating Profit	187,579	53,615	241,194	(40,474)	200,720

of which amortization and depreciation	75,320	3,821	79,141	(661)	78,480

Total assets	1,614,801	539,598	2,154,399	(82,822)	2,071,577
Total liabilities	658,954	398,044	1,056,998	(118,067)	938,931

	At and for the year ended December 31, 2022
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	799,652	184,028	983,680	—	983,680
Inter-segment	1,585	115,472	117,057	(117,057)	—
Total revenue	801,237	299,500	1,100,737	(117,057)	983,680
Cost of sales	526,370	234,826	761,196	(97,317)	663,879
Gross Profit	274,867	64,674	339,541	(19,740)	319,801

Other operating income	18,985	13	18,998	(148)	18,850
Selling and marketing expenses	12,287	2,430	14,717	11,369	26,086
Research and development expenses	25,169	6,542	31,711	2,676	34,387
General and administrative expenses	73,816	14,431	88,247	(2,500)	85,747
Operating Profit	182,580	41,284	223,864	(31,433)	192,431

of which amortization and depreciation	62,401	3,591	65,992	(1,170)	64,822

Total assets	1,259,124	370,851	1,629,975	29,723	1,659,698
Total liabilities	511,022	256,835	767,857	(104,069)	663,788

	At and for the year ended December 31, 2021
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	694,038	149,882	843,920	—	843,920
Inter-segment	1,134	68,979	70,113	(70,113)	—
Total revenue	695,172	218,861	914,033	(70,113)	843,920
Cost of sales	465,304	176,604	641,908	(63,393)	578,515
Gross Profit	229,868	42,257	272,125	(6,720)	265,405

Other operating income	9,386	—	9,386	—	9,386
Selling and marketing expenses	7,736	3,196	10,932	9,516	20,448
Research and development expenses	23,467	4,263	27,730	1,886	29,616
General and administrative expenses	58,996	11,898	70,894	(8,392)	62,502
Operating Profit	149,055	22,900	171,955	(9,730)	162,225

of which amortization and depreciation	54,487	3,656	58,143	(1,760)	56,383

Inter-segment revenue and costs are eliminated upon consolidation and reflected in the “adjustments, elimination and unallocated items” column. The most relevant adjustment in revenue relates to the sales of the Engineering’s equipment to the Biopharmaceutical and Diagnostic Solutions. “Adjustments, elimination and unallocated items” also includes some corporate residual costs not allocated to the Biopharmaceutical and Diagnostic Solutions Segment and Engineering Segment.

The reconciliation from total segments operating profit to consolidated profit before tax is as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Segments Operating Profit	241,194	223,864	171,955
Finance income	20,250	25,050	21,709
Finance expense	31,417	29,840	18,808
Share of profit of an associate	—	—	547
Inter-segment elimination and unallocated items	(40,474)	(31,433)	(9,730)
Profit Before Tax	189,553	187,641	165,673

For the year ended December 31, 2023, the Group served a customer who constituted 11.4% of consolidated revenue, equal to EUR 123.6 million, realized both in the Biopharmaceutical and Diagnostic Solutions Segment and in the Engineering Segment.

For the years ended December 31, 2022 and 2021, no external customer exceeded 10% of group’s revenue.